Initial Public Offering (Details) - Helix Acquisition Corp.[Member]	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Public shares	11,500,000
Share purchase price (in Dollars per share) | $ / shares	$ 10
Gross proceeds (in Dollars) | $	$ 115,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Public shares	1,500,000